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DAVID FAHERTY             100 Summer Street          Tel. 617-824-1460
                          15th Floor                 Fax 617-824-1476
                          Boston, MA 02110           david.faherty@citi.com

                                    [LOGO]

May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Sound Shore Fund, Inc.
    File Nos. 2-96141; 811-4244
    CIK: 0000764157

Ladies and Gentlemen:

As Administrator on behalf of Sound Shore Fund, Inc. (the "Registrant"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the prospectuses and statement of additional information dated May 1, 2008 that would have otherwise been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 31 to the Registrant's registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on April 29, 2008.

Questions related to this filing may be directed to my attention at
(617) 824-1460.

Very truly yours,

/s/ David Faherty
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David Faherty
Vice President